INCOME TAXES - Tax Effect of Temporary Differences (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Deferred tax assets:
Inventory obsolescence	$ 2,161	$ 2,680
Bad debt reserve	1,007	1,686
Accrued and deferred compensation	14,828	16,003
Accrued insurance reserves	1,122	1,816
Deferred revenue	7,495	10,260
Net operating loss and tax credit carryover	1,815	3,686
Depreciation and amortization	536	434
Pension	2,842	6,510
Other reserves	863	716
Total deferred tax assets	32,669	43,791
Less valuation allowance	(11)	0	$ (210)	$ (115)
Net deferred tax assets	32,658	43,791
Deferred tax liabilities:
Depreciation and amortization	(33,926)	(42,632)
U.S. tax on unremitted foreign earnings	0	(1,107)
Other	0	(1,805)
Total deferred tax liabilities	(33,926)	(45,544)
Total deferred tax liability, net	$ (1,268)	$ (1,753)